Sentinel Variable Products Trust

Supplement dated February 14, 2014

to the Prospectus dated April 30, 2013, as supplemented to date

Sentinel Variable Products Balanced and Sentinel Variable Products Bond Funds

Retirement of David M. Brownlee, CFA, Portfolio Manager, Effective June 30, 2014

David M. Brownlee, CFA, co-portfolio manager of the Sentinel Variable Products Balanced and Sentinel Variable Products Bond Funds (collectively, the “Funds”), will retire from Sentinel Asset Management, Inc. (“Sentinel”) effective June 30, 2014.  After that date, he will no longer have a role with respect to the Funds’ investment activities.  Information related to management of each of the Funds effective February 13, 2014 is provided below.

Sentinel Variable Products Balanced Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Variable Products Balanced Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Managers. Daniel J. Manion, portfolio manager and Director of Equity Research with Sentinel, has been a portfolio manager of the Fund since 2004.  Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since April 30, 2012.

David M. Brownlee, a portfolio manager of the Fund from 2003 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

Sentinel Variable Products Bond Fund

The section of the Prospectus titled “Fund Summaries – Sentinel Variable Products Bond Fund – Management – Portfolio Managers” is hereby modified to read in its entirety as follows:

Portfolio Manager. Jason Doiron, portfolio manager and Head of Investments with Sentinel, has been a portfolio manager of the Fund since 2009.

David M. Brownlee, a portfolio manager of the Fund from 2003 to February 13, 2014, will retire from Sentinel effective June 30, 2014.  From February 13, 2014 until his retirement, Mr. Brownlee will serve in a consulting role with respect to the Fund and its investment activities.

The section of the Prospectus titled “Management of the Funds” as it relates to the specific individuals who manage each of the SVP Balanced and SVP Bond Funds is hereby modified to reflect that Mr. Brownlee will no longer serve as a portfolio manager of those Funds effective February 13, 2014.  From February 13, 2014 until his retirement from Sentinel on June 30, 2014, Mr. Brownlee will serve in a consulting role with respect to each of those Funds and their respective investment activities.